UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
Check Here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement
					[   ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:		ACG Management LP
Address		17 State Street, 35th Floor
		New York, NY 10004


	13F File Number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name:		Kelly Ireland
Title		CFO
Phone		212 909 2350
Signature Place and Date of Signing:
Kelly Ireland,		New York, NY	August 14th 2001

Report Type (Check only one):
[X  ]		13F Holdings Report
[   ]		13F Notice
[   ]		13F Combination Report

List of other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers:	0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:
List of other Included Managers:
No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              02364J104    15741   297000 SH       SOLE                   297000
ASM Lithography                COM              N07059111     2114    95000 SH       SOLE                    95000
AT&T Corp Liberty Media Group  COM              001957208     1049    60000 SH       SOLE                    60000
Abbott Labs                    COM              002824100     3408    71000 SH       SOLE                    71000
Agilent Technologies, Inc      COM              00846U101      812    25000 SH       SOLE                    25000
Altera Corp Com                COM              021441100     1305    45000 SH       SOLE                    45000
Amer Express Co                COM              025816109     4850   125000 SH       SOLE                   125000
American Power Conversion Corp COM              029066107     2362   150000 SH       SOLE                   150000
Amgen                          COM              031162100     1820    30000 SH       SOLE                    30000
Apple Computer Inc Com         COM              037833100     4650   200000 SH       SOLE                   200000
Applied Materials Inc          COM              038222105     1718    35000 SH       SOLE                    35000
Applied Micro Circuits Corp    COM              03822W109     1032    60000 SH       SOLE                    60000
Automatic Data Processing Inc, COM              053015103      892    17950 SH       SOLE                    17950
Axcelis Technologies, Inc      COM              054540109     1998   135000 SH       SOLE                   135000
Broadcom Corporation           COM              111320107      855    20000 SH       SOLE                    20000
Charles Schwab Corp            COM              808513105     6300   400000 SH       SOLE                   400000
Ciena Corp                     COM              171779101     3230    85000 SH       SOLE                    85000
Cisco Sys Inc                  COM              17275R102     5398   296600 SH       SOLE                   296600
Citigroup Inc                  COM              172967101    14547   275299 SH       SOLE                   275299
Clear Channel Communications I COM              184502102     5956    95000 SH       SOLE                    95000
Dell Computer Corp             COM              247025109     4576   175000 SH       SOLE                   175000
Eli Lilly & Co                 COM              532457108     2220    30000 SH       SOLE                    30000
Emmis Communications Corporati COM              291525103      769    25000 SH       SOLE                    25000
Gateway Inc                    COM              367626108     3875   235550 SH       SOLE                   235550
Gemstar-Tv Guide Int           COM              36866W106     3721    87346 SH       SOLE                    87346
General Elec Co                COM              369604103     1523    31250 SH       SOLE                    31250
Gillette Co                    COM              375766102     3479   120000 SH       SOLE                   120000
Goldman Sachs Group Inc        COM              38141G104     4290    50000 SH       SOLE                    50000
Human Genome Sciences Inc.     COM              444903108      482     8000 SH       SOLE                     8000
JP Morgan Chase & Co.          COM              46625H100     1784    40000 SH       SOLE                    40000
Lam Resh Corp Com              COM              512807108     1408    47500 SH       SOLE                    47500
Lodgenet Entmt Corp Com        COM              540211109     1400    80000 SH       SOLE                    80000
MBNA Corp Com                  COM              55262L100     6913   209500 SH       SOLE                   209500
Mckesson Hboc Inc              COM              58155Q103     1485    40000 SH       SOLE                    40000
Medtronic Inc Com              COM              585055106     4831   105000 SH       SOLE                   105000
Merck & Co Inc                 COM              589331107     6199    97000 SH       SOLE                    97000
Micron Technology Inc          COM              595112103     1027    25000 SH       SOLE                    25000
Millennium Pharmaceuticals Inc COM              599902103      868    24400 SH       SOLE                    24400
Nextel Communications          COM              65332V103     5162   295000 SH       SOLE                   295000
Nokia Corp Adr Shrs            COM              654902204     3950   178000 SH       SOLE                   178000
Northern Tr Corp               COM              665859104     5381    86100 SH       SOLE                    86100
Oracle                         COM              68389X105     1900   100000 SH       SOLE                   100000
Pfizer Inc                     COM              717081103     5607   140000 SH       SOLE                   140000
Procter & Gamble Co            COM              742718109      638    10000 SH       SOLE                    10000
Qualcomm Inc                   COM              747525103     3205    54800 SH       SOLE                    54800
Qwest Communications Intl      COM              749121109     2550    80000 SH       SOLE                    80000
Read Rite                      COM              755246105     1066   200000 SH       SOLE                   200000
Rent-Way Inc                   COM              76009U104     1670   153200 SH       SOLE                   153200
Starbucks Cor                  COM              855244109     3450   150000 SH       SOLE                   150000
Sun Microsystems Inc.          COM              866810104     2957   188100 SH       SOLE                   188100
Teradyne Inc                   COM              880770102     1050    30000 SH       SOLE                    30000
Texas Instruments Inc          COM              882508104     4472   140200 SH       SOLE                   140200
Tyco International             COM              902124106      273     5000 SH       SOLE                     5000
Vaxgen Inc Com Stk             COM              922390208      760    40000 SH       SOLE                    40000
Viacom Inc                     COM              925524308     7121   137595 SH       SOLE                   137595
Xilinx Inc                     COM              983919101     1650    40000 SH       SOLE                    40000
Midcap SPDR Trust - Ser 1 Quar COM              595635103      762     8000 SH       SOLE                     8000
S & P Depository Receipts Tr U COM              78462F103     2145    17500 SH       SOLE                    17500